40. Relevant transactions	12 Months Ended
Dec. 31, 2020
Relevant Transactions
Relevant transactions
40.	Relevant transactions

Results of Oi’s mobile assets auction and signing of the purchase and sale agreement

On December 14, 2020, in continuity with the Material Facts disclosed on March 10, 2020, July 18, 2020, July 27, 2020, August 7, 2020 and September 7, 2020, TIM S.A. informed its shareholders and to the market in general that the offer made by TIM, jointly with Telefônica Brasil S.A. and Claro S.A. (jointly, the “Buyers”), was declared the winner of the competitive bid for the sale of assets of the Oi Group’s mobile telephony operation (Personal Mobile Service) (“UPI Ativos Móveis”). The Judicial Reorganization Court approved the Buyers’ proposal as the winner of the competitive sale process of UPI Ativos Móveis, after the favorable manifestations of the Public Ministry of the State of Rio de Janeiro and the Judicial Administrator.

The total value of the transaction was R$ 16.5 billion, plus the value of the consideration offered to the Oi Group for Transmission Capabilities Contracts in the take-or-pay modality, to be entered into at the time of the completion of the transaction and whose NPV (net present value) corresponds to approximately R$ 819 million. Of the amount of R$ 16.5 billion, R$ 15.744 billion refer to the Base Price of the offer and R$ 756 million correspond to Transition Services to be provided by Oi Group for the Buyers for up to 12 months. TIM will pay 44% of the Base Price and Transition Services amounts, totaling approximately R$ 7.3 billion. Regarding the Capacity Contract, the Company will be responsible for paying amounts that brought to present value total approximately R$ 476 million (58% of the contract’s NPV considering its specificities).

TIM will be responsible for the following:

• Clients: approximately 14.5 million customers (corresponding to 40% of the total customer base of UPI Ativos Móveis) – according to Anatel’s access base from April 2020. The allocation of customers among Buyers took into account criteria that favor competition between operators currently operating in the Brazilian market;

• Radio frequency: approximately 49 MHz as a national average weighted by the population (54% of UPI Ativos Móveis’ radio frequencies). The frequency division between Buyers strictly respects the spectrum limits per group established by Anatel;

• Infrastructure: approximately 7,200 mobile access sites (corresponding to 49% of the total of UPI Ativos Móveis’ sites).

On January 28th, 2021, the Purchase and Sale of Shares and Other Covenants Agreement (“Agreement”) was signed by Oi mobile S.A., as Seller; TIM, Telefônica Brasil S.A. and Claro S.A., as Buyers; and Oi S.A. and Telemar Norte Leste S.A., as intervening parties and guarantors of Seller's obligations.

The conclusion of the acquisition by the Buyers of UPI Mobile Assets shall take place in accordance with the plan for the segregation of such assets – each of which at the end of each Buyer will acquire shares in an SPE containing its share of UPI Mobile Assets. The conclusion of the acquisition also is subjected to certain precedent conditions usually applicable to this type of transaction and provided for in the Agreement, among which ANATEL's prior consent and approval by CADE, as well as, if applicable, the submission to the Company's general shareholders' meeting, pursuant to article 256 of the Brazilian Corporate Law, in which case additional information will be disclosed in due course.

Approval of constitution of a company to provide residential fiber optic infrastructure services

TIM S.A., giving continuity to its 2020-2022 Strategic Plan, announced, on December 10, 2020, that TIM’s Board of Directors, after analyzing the studies carried out and the non-binding proposals received, approved, at a meeting held on the same date, the constitution of a company, in preparation for future segregation of assets and provision of residential fiber optic infrastructure services. This process is one of the intermediate steps in the transformation of TIM in a provider of broadband services and aims to create an open fiber optic infrastructure vehicle (“FiberCo”) with the acquisition of a strategic partner that will become a partner of FiberCo.

FiberCo will operate in the wholesale market and can provide last-mile fiber connectivity and transportation services to market operators, with TIM as the anchor client. The purpose of this transaction is to accelerate the growth of the residential broadband business and allow the appropriate valuation of part of TIM’s infrastructure.